SUBSEQUENT EVENTS	12 Months Ended
Oct. 28, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Merger with Ply Gem
On July 17, 2018, we entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Ply Gem Parent, LLC (“Ply Gem”), and for certain limited purposes as set forth in the Merger Agreement, Clayton, Dubilier & Rice, LLC, pursuant to which Ply Gem would be merged with and into NCI, with NCI surviving the Merger and continuing its corporate existence (the “Merger”). On November 15, 2018, at a special meeting of shareholders of NCI, NCI’s shareholders approved the Merger Agreement and the issuance of 58,709,067 shares of NCI common stock, par value $0.01 per share (“NCI Common Stock”) in the aggregate, on a pro rata basis, to the holders of all of the equity interests in Ply Gem (the “Stock Issuance”), representing approximately 47% of the total number of shares of NCI Common Stock outstanding after closing. The Merger was consummated on November 16, 2018 and the total value of shares of NCI Common Stock issued pursuant to the Stock Issuance was approximately $713.9 million based on the number of shares issued multiplied by the NCI closing share price of $12.16 on November 16, 2018 (the “Acquisition date”).
In connection with the Merger, on November 16, 2018, NCI assumed (i) the obligations of the company formerly known as Ply Gem Midco, Inc. (“Ply Gem Midco”), a subsidiary of Ply Gem immediately prior to the consummation of the Merger, as borrower under the Current Cash Flow Credit Agreement (as defined below), (ii) the obligations of Ply Gem Midco as parent borrower under the Current ABL Credit Agreement (as defined below) and (iii) the obligations of Ply Gem Midco as issuer under the Current Indenture (as defined below).
On April 12, 2018, Ply Gem Midco entered into a Cash Flow Credit Agreement (the “Current Cash Flow Credit Agreement”), by and among Ply Gem Midco, JPMorgan Chase Bank, N.A., as administrative agent and collateral agent (the “Current Cash Flow Agent”), and the several banks and other financial institutions from time to time party thereto. As of November 16, 2018, immediately prior to the Merger, the Cash Flow Credit Agreement provided for (i) a term loan facility (the “Current Term Loan Facility”) in an original aggregate principal amount of $1,755.0 million and (ii) a cash flow-based revolving credit facility (the “Current Cash Flow Revolver” and together with the Current Term Loan Facility, the “Current Cash Flow Facilities”) of up to $115.0 million. On November 16, 2018, Ply Gem Midco entered into a Lender Joinder Agreement, by and among Ply Gem Midco, the additional commitment lender party thereto and the Cash Flow Agent, which amended the Current Cash Flow Credit Agreement in order to, among other things, increase the aggregate principal amount of the Current Term Loan Facility by $805.0 million (the “Incremental Term Loans”). Proceeds of the Incremental Term Loans were used to, among other things, (a) finance the Merger and to pay certain fees, premiums and expenses incurred in connection therewith, (b) repay in full amounts outstanding under the Pre-merger Term Loan Credit Agreement and the Pre-merger ABL Credit Agreement (each as defined below) and (c) repay $325.0 million of borrowings outstanding under the Current ABL Facility (as defined below). On November 16, 2018, in connection with the consummation of the Merger, NCI and Ply Gem Midco entered into a joinder agreement with respect to the Current Cash Flow Facilities, and NCI became the Borrower (as defined in the Current Cash Flow Credit Agreement) under the Current Cash Flow Facilities. The Current Term Loan Facility amortizes in nominal quarterly installments equal to one percent of the aggregate initial principal amount thereof per annum, with the remaining balance payable upon final maturity of the Current Term Loan Facility on April 12, 2025. There are no amortization payments under the Current Cash Flow Revolver, and all borrowings under the Current Cash Flow Revolver mature on April 12, 2023. At November 16, 2018, following consummation of the Merger, there was $2,555.6 million outstanding under the Current Term Loan Facility and there were no amounts drawn on the Current Cash Flow Revolver.
On April 12, 2018, Ply Gem Midco and certain subsidiaries of Ply Gem Midco entered into an Current ABL Credit Agreement (the “Current ABL Credit Agreement”), by and among Ply Gem Midco, the subsidiary borrowers from time to time party thereto, UBS AG, Stamford Branch, as administrative agent and collateral agent (the “ABL Agent”), and the several banks and other financial institutions from time to time party thereto, which provided for an asset-based revolving credit facility (the “Current ABL Facility”) of up to $360.0 million, consisting of (i) $285.0 million available to U.S. borrowers (subject to U.S. borrowing base availability) (the “ABL U.S. Facility”) and (ii) $75.0 million available to both U.S. borrowers and Canadian borrowers (subject to U.S. borrowing base and Canadian borrowing base availability) (the “ABL Canadian Facility”). On October 15, 2018, Ply Gem Midco entered into Amendment No. 2 to the Current ABL Credit Agreement, by and among Ply Gem Midco, the incremental lender party thereto and the ABL Agent, which amended the Current ABL Credit Agreement in order to, among other things, increase the aggregate commitments under the Current ABL Facility by $36.0 million to $396.0 million overall, and with the (x) ABL U.S. Facility being increased from $285.0 million to $313.5 million and (y) the ABL Canadian Facility being increased from $75.0 million to $82.5 million. On November 16, 2018, Ply Gem Midco entered into Amendment No. 4 to the Current ABL Credit Agreement, by and among Ply Gem Midco, the incremental lenders party thereto and the ABL Agent, which amended the Current ABL Credit Agreement in order to, among other things, increase the aggregate commitments under the Current ABL Facility by $215.0 million (the “Incremental ABL Commitments”) to $611.0 million overall, and with the (x) ABL U.S. Facility being increased from $313.5 million to approximately $483.7 million and (y) the ABL Canadian Facility being increased from $82.5 million to approximately $127.3 million. On November 16, 2018, in connection with the consummation of the Merger, NCI and Ply Gem Midco entered into a joinder agreement with respect to the Current ABL Facility, and NCI became the Parent Borrower (as defined in the Current ABL Credit Agreement) under the Current ABL Facility. The Company and, at the Company’s option, certain of the Company’s subsidiaries are the borrowers under the Current ABL Facility. As of November 16, 2018, and following consummation of the Merger, (a) Ply Gem Industries, Inc., Atrium Windows and Doors, Inc., NCI Group, Inc. and Robertson-Ceco II Corporation were U.S. subsidiary borrowers under the Current ABL Facility, and (b) Gienow Canada Inc., Mitten Inc., North Star Manufacturing (London) Ltd. and Robertson Building Systems Limited were Canadian borrowers under the Current ABL Facility. All borrowings under the Current ABL Facility mature on April 12, 2023. At November 16, 2018, following consummation of the Merger, there were no amounts drawn and $24.7 million of letters of credit issued under the Current ABL Facility.
On April 12, 2018, Ply Gem Midco issued $645.0 million aggregate principal amount of 8.00% Senior Notes due 2026 (the “8.00% Senior Notes”). The 8.00% Senior Notes were issued pursuant to an Indenture, dated as of April 12, 2018 (as supplemented from time to time, the “Current Indenture”), by and among Ply Gem Midco, as issuer, the subsidiary guarantors from time to time party thereto and Wilmington Trust, National Association, as trustee. On November 16, 2018, in connection with the consummation of the Merger, the Company entered into a supplemental indenture and assumed the obligations of Ply Gem Midco as issuer under the Current Indenture and the 8.00% Senior Notes. The 8.00% Senior Notes bear interest at 8.00% per annum and will mature on April 15, 2026. Interest is payable semi-annually in arrears on April 15 and October 15.
On November 16, 2018, in connection with the incurrence by Ply Gem Midco of the Incremental Term Loans and the obtaining by Ply Gem Midco of the Incremental ABL Commitments, following consummation of the Merger, the Company (a) terminated all outstanding commitments and repaid all outstanding amounts under the Term Loan Credit Agreement, dated as of February 8, 2018 (the “Pre-merger Term Loan Credit Agreement”), by and among the Company, as borrower, the several banks and other financial institutions from time to time party thereto and Credit Suisse AG, Cayman Islands Branch, as administrative agent and collateral agent, and (b) terminated all outstanding commitments and repaid all outstanding amounts under the ABL Credit Agreement, dated as of February 8, 2018 (the “Pre-merger ABL Credit Agreement”), by and among NCI Group, Inc. and Robertson-Ceco II Corporation, as borrowers, the Company, as a guarantor, the other borrowers from time to time party thereto, the several banks and other financial institutions from time to time party thereto and Wells Fargo Bank, National Association, as administrative agent and collateral agent. Outstanding letters of credit under the Pre-merger ABL Credit Agreement were cash collateralized. We estimate we will record an immaterial loss on extinguishment, primarily related to the Incremental Term Loans.
The Company incurred approximately $15.3 million of acquisition expenses during fiscal 2018 related to the Merger, primarily for various third-party consulting and due-diligence services, and investment bankers’ fees, which are recorded in strategic development and acquisition related costs in the Company’s consolidated statements of operations.